THE HARTFORD MUTUAL FUNDS II, INC.

On behalf of The Hartford Value Opportunities Fund (the “Fund”), a series of The Hartford Mutual Funds II, Inc., and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“Securities Act”), attached for filing are exhibits containing information in interactive data format, which relate to the prospectus supplement for the Fund, dated August 9, 2017.  The prospectus supplement was filed with the U.S. Securities and Exchange Commission on August 9, 2017 pursuant to Rule 497(e) under the Securities Act (Accession No. 0001104659-17-050647) and is incorporated by reference into this filing.

EXHIBIT INDEX

Exhibit No.

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document